Risk Management - Disclosure Of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate (Details) $ in Thousands, ₩ in Millions		Jan. 07, 2022 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets at FVTOCI			₩ 33,085,080	$ 26,253,833	₩ 39,119,789
Financial assets at amortised cost			384,029,245		365,971,891
Total			437,012,684		418,695,678
Financial liabilities at amortised cost			437,226,005		411,199,211
Notional amount			389,338,520		₩ 390,720,160
Non Derivative Financial Assets [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	₩ 3,592,814
Total	[1],[2]		4,729,811
Derivative Financial Liabilities [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	62,151,712
Notional amount	[1],[2]		62,441,511
Non Derivative Financial Liabilities [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	89,326
Financial liabilities at amortised cost	[1],[2]		89,326
Interest rate [Member] | Derivative Financial Liabilities [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	2,344,505
Notional amount	[1],[2]		2,344,505
Currency [Member] | Derivative Financial Liabilities [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	33,598,769
Notional amount	[1],[2]		33,886,969
Interest rate [Member] | Derivative Financial Liabilities [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	26,208,438
Notional amount	[1],[2]		26,210,037
Financial assets at FVTOCI [Member] | Non Derivative Financial Assets [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	355,247
Financial assets at FVTOCI	[1],[2]		514,935
Financial assets at amortized cost [Member] | Non Derivative Financial Assets [Member] | LIBOR [Member] | Woori bank [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Estimated Interest Expense On Account Of Transition To Interest Rate Benchmark	[1]	₩ 3,237,567
Financial assets at amortised cost	[1],[2]		₩ 4,214,876

[1]	Financial instruments related to USD Libor (overnight rate, 1, 3, 6, 12 month rates) that are expired before June 30, 2023 are excluded.
[2]	For contracts that do not have an interest rate alternative clause, The Group is in the process of negotiating to add an interest rate alternative clause.